Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Airport operating services to airlines:
Landing	$ 536,336	$ 862,759	$ 783,098
Charges for not canceling extended stay reservations	6,469	9,065	9,605
Parking on embarking/disembarking platform	58,126	87,740	83,326
Parking on extended stay or overnight platform	82,517	86,693	72,313
Passenger walkways and shuttle buses	19,711	38,745	36,688
Airport security charges	193,144	263,436	207,449
Airport real estate services to airlines:
Leasing of hangars to airlines	22,793	28,230	30,228
Leasing of shops, warehouses and stockrooms to airlines (operating)	4,107	5,962	4,229
Leasing of space and other terminal facilities to airlines within the terminal (operating)	42,129	63,545	58,893
Leasing of land and other surfaces to airlines outside the terminal (operating)	5,246	12,254	7,734
Leasing of check-in desks and other terminal space	3,829	1,794	445
Leasing of desks and other terminal space for ticket sale	3,261	7,817	9,063
Airport passenger services:
Domestic passenger charges	2,929,963	4,151,565	3,802,763
International passenger charges	2,999,583	4,437,701	3,950,085
Airport real estate services and rights of access to other operators	47,724	44,768	38,330
Complementary services:
Catering services	12,947	26,110	31,733
Other third-party ramp services rendered to airlines	83,717	99,694	68,244
Traffic and/or dispatch	29,941	51,769	57,276
Fuel supply or removal	135,598	257,774	238,178
Third-party airplane maintenance and repair	8,601	10,299	9,474
Total regulated revenues included in the maximum rate	7,225,742	10,547,720	9,499,154
Regulated revenues not included in the maximum rate:
Car parking charges	234,553	368,750	320,448
Recovery of cost over aeronautical services	102,048	175,028	153,409
Recovery of cost over non-aeronautical services	71,581	60,947	47,480
Total regulated revenues not included in the maximum rate	408,182	604,725	521,337
Total regulated revenues	7,633,881	11,152,445	10,020,491
Commercial concessions:
Retail operations	171,720	265,249	221,860
Food and beverages	197,441	316,310	193,971
Duty free	255,468	501,252	423,904
VIP lounges	27,218	53,610	39,884
Financial services	37,304	49,302	47,618
Communications and networks	13,167	16,045	14,479
Car rentals	248,755	346,503	270,698
Commercial leasing	15,592	11,677	12,338
Advertising	99,242	211,856	193,656
Time sharing developers	102,428	221,928	196,152
Leasing of space to airlines and other complementary service providers (non-operating)	125,606	136,633	126,791
Lease outside the terminal	63,762	59,959	58,259
Convenience store	98,164	158,262	100,325
VIP Lounges operated directly	144,897	273,354	222,736
Royalties	3,889	7,203	6,823
Revenues from sharing of commercial activities:
Retail operations	82,060	115,630	123,134
Food and beverages	107,317	166,198	142,991
Duty free	57,006	26,085	44,407
Financial services	13,184	22,267	19,650
Car rentals	34,528	32,080	39,556
Access fee for ground transportation	56,697	92,833	82,730
Non-airport access fees	29,644	36,270	37,067
Other leases	9,062	23,285	24,445
Services rendered to ASA	701	132	93
Various commercial-related revenues	45,062	22,852	18,628
Total unregulated revenues	2,039,914	3,166,775	2,662,195
Total aeronautical and non-aeronautical services	$ 9,673,795	$ 14,319,220	$ 12,682,686